Significant Accounting Policies - Class A common stock (Details) - Class A Common Stock subject to possible redemption - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Significant Accounting Policies
Gross proceeds	$ 333,500,000	$ 333,500,000
Proceeds allocated to Public Warrants	(11,639,150)	(11,639,150)
Class A common stock issuance costs	(18,244,148)	(18,244,148)
Total amount of redemption of class A shares	3,858,456
Class A common stock subject to possible redemption	$ 337,358,456	$ 333,500,000	$ 18,620,690